Warrants - Warrant Activity Table (Details) (USD $)	9 Months Ended
Jun. 30, 2012
Warrant Activity
Outstanding at October 1, 2011	0
Granted	875,000
Exercised	0
Canceled	0
Outstanding at June 30, 2012	875,000
Vested and exercisable at June 30, 2012	875,000
Weighted Average Exericse Price
Outstanding at October 1, 2011	$ 0
Granted	$ 0.073
Exercised	$ 0
Canceled	$ 0
Balance at June 30, 2012	$ 0.073
Weighted average falue per share of warrants granted during the period	$ 0.073